COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	10. COMMITMENTS AND CONTINGENCIES As of March 31, 2022, the Company has no commitments or contingencies involved.	10. COMMITMENTS AND CONTINGENCIES As of June 30, 2022 and December 31, 2021, the Company has no commitments or contingencies involved.	10. COMMITMENTS AND CONTINGENCIES As of December 31, 2021, the Company has no commitments or contingencies involved.